UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	12/31/2008

Item 1.	Schedule of Investments

Dryden Stock Index Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS

Aerospace/Defense 2.8%
71,984	Boeing Co.	$3,071,557
40,312	General Dynamics Corp.	2,321,568
11,499	Goodrich Corp.	425,693
70,615	Honeywell International, Inc.	2,318,290
11,500	L-3 Communications Holdings, Inc.	848,470
31,756	Lockheed Martin Corp.	2,670,045
34,048	Northrop Grumman Corp.	1,533,522
12,800	Precision Castparts Corp.	761,344
42,444	Raytheon Co.	2,166,342
14,463	Rockwell Collins, Inc.	565,359
90,140	United Technologies Corp.	4,831,505

		21,513,695

Air Freight & Logistics 1.1%
16,700	C.H. Robinson Worldwide, Inc.	919,001
18,500	Expeditors International of Washington, Inc.(b)	615,495
29,116	FedEx Corp.	1,867,791
95,500	United Parcel Service, Inc. (Class B Stock)	5,267,780

		8,670,067

Airlines 0.1%
63,374	Southwest Airlines Co.	546,284

Auto Components 0.2%
14,971	Goodyear Tire & Rubber Co. (The)(a)	89,377
57,556	Johnson Controls, Inc.	1,045,217

		1,134,594

Automobiles 0.1%
216,038	Ford Motor Co.(a)(b)	494,727
53,978	General Motors Corp.(b)	172,730
23,600	Harley-Davidson, Inc.(b)	400,492

		1,067,949

Beverages 2.5%
9,220	Brown-Forman Corp. (Class B Stock)	474,738
191,032	Coca-Cola Co. (The)(b)	8,648,019
32,800	Coca-Cola Enterprises, Inc.	394,584
18,500	Constellation Brands, Inc. (Class A Stock)(a)	291,745
24,600	Dr Pepper Snapple Group, Inc.(a)	399,750
13,994	Molson Coors Brewing Co. (Class B Stock)	684,586
12,700	Pepsi Bottling Group, Inc.	285,877
148,405	PepsiCo, Inc.	8,128,142

		19,307,441

Biotechnology 2.1%
104,404	Amgen, Inc.(a)	6,029,331
31,420	Biogen Idec, Inc.(a)	1,496,535
41,800	Celgene Corp.(a)	2,310,704
5,500	Cephalon, Inc.(a)(b)	423,720
25,000	Genzyme Corp.(a)	1,659,250
86,400	Gilead Sciences, Inc.(a)	4,418,496

		16,338,036

Building Products 0.1%
33,526	Masco Corp.	373,144

Capital Markets 2.3%
14,500	American Capital Ltd.(b)	46,980
23,471	Ameriprise Financial, Inc.	548,283
111,338	Bank of New York Mellon Corp. (The)	3,154,206
91,611	Charles Schwab Corp. (The)	1,481,350
30,000	E*Trade Financial Corp.(a)(b)	34,500
9,400	Federated Investors, Inc. (Class B Stock)	159,424
15,114	Franklin Resources, Inc.	963,971
41,500	Goldman Sachs Group, Inc. (The)	3,502,184
38,400	Invesco Ltd.	554,496
14,500	Janus Capital Group, Inc.	116,435
14,300	Legg Mason, Inc.	313,313
154,534	Merrill Lynch & Co., Inc.	1,798,776
99,236	Morgan Stanley(b)	1,591,745
20,962	Northern Trust Corp.	1,092,959
41,762	State Street Corp.	1,642,499
25,900	T. Rowe Price Group, Inc.(b)	917,896

		17,919,017

Chemicals 1.7%
21,532	Air Products & Chemicals, Inc.	1,082,414
4,600	CF Industries Holding, Inc.	226,136
92,836	Dow Chemical Co. (The)	1,400,895
88,644	E.I. Du Pont de Nemours & Co.	2,242,693
8,193	Eastman Chemical Co.	259,800
13,682	Ecolab, Inc.	480,922
6,375	International Flavors & Fragrances, Inc.	189,465
49,484	Monsanto Co.	3,481,199
15,274	PPG Industries, Inc.	648,076
28,658	Praxair, Inc.	1,701,139
10,670	Rohm & Haas Co.	659,299
13,032	Sigma-Aldrich Corp.(b)	550,472

		12,922,510

Commercial Banks 3.1%
53,958	BB&T Corp.(b)	1,481,687
15,961	Comerica, Inc.	316,826
62,873	Fifth Third Bancorp	519,331
10,285	First Horizon National Corp.(b)	108,712
51,429	Huntington Bancshares, Inc.	393,946

44,035	KeyCorp (b)	375,178
7,700	M&T Bank Corp.(b)	442,057
26,099	Marshall & Ilsley Corp.(b)	355,990
152,198	National City Corp.	275,478
32,436	PNC Financial Services Group, Inc.	1,589,364
70,074	Regions Financial Corp.	557,789
34,883	SunTrust Banks, Inc.	1,030,444
168,095	U.S. Bancorp	4,204,056
216,659	Wachovia Corp.	1,200,291
362,880	Wells Fargo & Co.	10,697,703
10,700	Zions Bancorporation(b)	262,257

		23,811,109

Commercial Services & Supplies 0.5%
9,468	Avery Dennison Corp.	309,888
11,000	Cintas Corp.	255,530
21,125	Pitney Bowes, Inc.	538,265
21,840	R.R. Donnelley & Sons Co.	296,587
23,975	Republic Services, Inc.	594,340
6,300	Stericycle, Inc.(a)	328,104
46,013	Waste Management, Inc.	1,524,871

		3,847,585

Communications Equipment 2.5%
7,257	Ciena Corp.(a)	48,622
570,444	Cisco Systems, Inc.(a)	9,298,237
158,297	Corning, Inc.(b)	1,508,570
10,300	Harris Corp.	391,915
16,187	JDS Uniphase Corp.(a)	59,083
49,200	Juniper Networks, Inc.(a)(b)	861,492
225,913	Motorola, Inc.	1,000,795
154,800	QUALCOMM, Inc.	5,546,484
42,194	Tellabs, Inc.(a)	173,839

		18,889,037

Computers & Peripherals 4.2%
83,524	Apple, Inc.(a)	7,128,773
179,640	Dell, Inc.(a)	1,839,514
199,604	EMC Corp.(a)	2,089,854
238,102	Hewlett-Packard Co.	8,640,722
130,034	International Business Machines Corp.	10,943,660
8,152	Lexmark International, Inc. (Class A Stock)(a)(b)	219,289
34,200	NetApp, Inc.(a)	477,774
18,600	QLogic Corp.(a)	249,984
22,400	SanDisk Corp.(a)	215,040
79,424	Sun Microsystems, Inc.(a)	303,400
16,800	Teradata Corp.(a)	249,144

		32,357,154

Construction & Engineering 0.2%
17,874	Fluor Corp.	802,006
12,100	Jacobs Engineering Group, Inc.(a)	582,010

		1,384,016

Construction Materials 0.1%
9,300	Vulcan Materials Co.(b)	647,094

Consumer Finance 0.5%
113,159	American Express Co.	2,099,099
36,966	Capital One Financial Corp.(b)	1,178,846
49,818	Discover Financial Services	474,766
39,492	SLM Corp.(a)(b)	351,479

		4,104,190

Containers & Packaging 0.2%
10,532	Ball Corp.	438,026
8,210	Bemis Co., Inc.	194,413
11,958	Pactiv Corp.(a)	297,515
14,236	Sealed Air Corp.	212,686

		1,142,640

Distributors 0.1%
15,199	Genuine Parts Co.	575,434

Diversified Consumer Services 0.2%
10,600	Apollo Group, Inc. (Class A Stock)(a)(b)	812,172
32,420	H&R Block, Inc.	736,582

		1,548,754

Diversified Financial Services 3.2%
486,074	Bank of America Corp.	6,843,922
25,000	CIT Group, Inc.(b)	113,500
527,655	Citigroup, Inc.	3,540,565
5,390	CME Group, Inc.	1,121,713
5,600	IntercontinentalExchange, Inc.(a)	461,664
355,393	JPMorgan Chase & Co.	11,205,541
18,300	Leucadia National Corp.(b)	362,340
18,676	Moody’s Corp.(b)	375,201
5,800	NASDAQ OMX Group, Inc. (The)(a)	143,318
24,600	NYSE Euronext	673,548

		24,841,312

Diversified Telecommunication Services 3.6%
569,231	AT&T, Inc.	16,223,084
9,750	CenturyTel, Inc.	266,468
14,688	Embarq Corp.	528,180
28,200	Frontier Communications Corp.	246,468
142,336	Qwest Communications International, Inc.(b)	518,103
273,633	Verizon Communications, Inc.	9,276,159
40,677	Windstream Corp.	374,228

		27,432,690

Electric Utilities 2.5%
15,300	Allegheny Energy, Inc.	518,058
42,891	American Electric Power Co., Inc.	1,427,412
121,269	Duke Energy Corp.	1,820,248
36,262	Edison International	1,164,735
18,815	Entergy Corp.	1,564,091
63,356	Exelon Corp.	3,523,228
30,206	FirstEnergy Corp.	1,467,407
39,472	FPL Group, Inc.	1,986,626
19,700	Pepco Holdings, Inc.	349,872
10,800	Pinnacle West Capital Corp.	347,004
34,152	PPL Corp.	1,048,125
24,958	Progress Energy, Inc.	994,576
74,015	Southern Co.	2,738,555

		18,949,937

Electrical Equipment 0.5%
18,440	Cooper Industries Ltd. (Class A Stock)	539,001
75,950	Emerson Electric Co.	2,780,530
12,863	Rockwell Automation, Inc.	414,703

		3,734,234

Electronic Equipment & Instruments 0.3%
35,198	Agilent Technologies, Inc.(a)	550,145
11,100	Amphenol Corp. (Class A Stock)	266,178
21,700	Jabil Circuit, Inc.	146,475
9,050	Molex, Inc.	131,135
50,295	Tyco Electronics Ltd.	815,281

		1,909,214

Energy Equipment & Services 1.5%
30,379	Baker Hughes, Inc.	974,255
28,200	BJ Services Co.	329,094
21,700	Cameron International Corp.(a)(b)	444,850
14,600	ENSCO International, Inc.	414,494
87,622	Halliburton Co.	1,592,968
28,200	Nabors Industries Ltd.(a)	337,554
34,600	National Oilwell Varco, Inc.(a)	845,624
27,700	Noble Corp.	611,893
10,410	Rowan Cos., Inc.	165,519
114,342	Schlumberger Ltd.	4,840,096
14,800	Smith International, Inc.	338,772
67,600	Weatherford International Ltd.(a)	731,432

		11,626,551

Food & Staples Retailing 3.2%
42,108	Costco Wholesale Corp.	2,210,670
134,899	CVS Caremark Corp.	3,876,997
64,334	Kroger Co. (The)	1,699,061
47,600	Safeway, Inc.	1,131,452
17,878	SUPERVALU, Inc.	261,019
58,080	Sysco Corp.	1,332,355
92,078	Walgreen Co.(b)	2,271,564
214,026	Wal-Mart Stores, Inc.	11,998,298
10,200	Whole Foods Market, Inc.(b)	96,288

		24,877,704

Food Products 1.8%
62,159	Archer-Daniels-Midland Co.(b)	1,792,044
20,047	Campbell Soup Co.	601,610
53,743	ConAgra Food, Inc.	886,760
14,400	Dean Foods Co.(a)(b)	258,768
32,572	General Mills, Inc.	1,978,749
31,414	H.J. Heinz Co.	1,181,166
15,416	Hershey Co. (The)	535,552
10,500	J.M. Smucker Co. (The)	455,280
23,870	Kellogg Co.	1,046,700
144,466	Kraft Foods, Inc. (Class A Stock)	3,878,912
12,600	McCormick & Co., Inc.	401,436
65,786	Sara Lee Corp.	644,045
29,300	Tyson Foods, Inc. (Class A Stock)	256,668

		13,917,690

Gas Utilities 0.1%
6,600	Equitable Resources, Inc.(b)	221,430
3,300	Nicor, Inc.	114,642
17,600	Questar Corp.(b)	575,344

		911,416

Healthcare Equipment & Supplies 2.2%
60,074	Baxter International, Inc.	3,219,366
24,212	Becton Dickinson & Co.	1,655,859
157,072	Boston Scientific Corp.(a)	1,215,737
10,112	C.R. Bard, Inc.	852,037
49,195	Covidien Ltd.	1,782,827
12,300	Densply International, Inc.	347,352
15,507	Hospira, Inc.(a)	415,898
3,400	Intuitive Surgical, Inc.(a)(b)	431,766
113,458	Medtronic, Inc.	3,564,850
33,364	St. Jude Medical, Inc.(a)	1,099,677
23,900	Stryker Corp.	954,805
11,100	Varian Medical Systems, Inc.(a)(b)	388,944
23,211	Zimmer Holdings, Inc.(a)	938,189

		16,867,307

Healthcare Providers & Services 2.1%
45,472	Aetna, Inc.	1,295,952
15,400	AmerisourceBergen Corp.	549,164
34,673	Cardinal Health, Inc.	1,195,178
27,991	CIGNA Corp.	471,648
22,550	Coventry Health Care, Inc.(a)	335,544
8,400	DaVita, Inc.(a)	416,388
26,500	Express Scripts, Inc.(a)	1,456,970
18,910	Humana, Inc.(a)(b)	704,965
10,300	Laboratory Corp. of America Holdings(a)(b)	663,423
25,876	McKesson Corp.	1,002,177
46,268	Medco Health Solutions, Inc.(a)	1,939,092
9,800	Patterson Cos., Inc.(a)	183,750

15,200	Quest Diagnostics, Inc.	789,032
23,472	Tenet Healthcare Corp.(a)	26,993
116,648	UnitedHealth Group, Inc.	3,102,837
49,100	WellPoint, Inc.(a)	2,068,583

		16,201,696

Healthcare Technology
17,510	IMS Health, Inc.	265,452

Hotels, Restaurants & Leisure 1.5%
39,800	Carnival Corp.	967,936
15,653	Darden Restaurants, Inc.	441,102
28,100	International Game Technology	334,109
27,404	Marriott International, Inc. (Class A Stock)	533,008
106,630	McDonald’s Corp.	6,631,319
66,900	Starbucks Corp.(a)	632,874
17,200	Starwood Hotels & Resorts Worldwide, Inc.	307,880
15,051	Wyndham Worldwide Corp.	98,584
4,000	Wynn Resorts Ltd.(a)(b)	169,040
46,364	Yum! Brands, Inc.	1,460,466

		11,576,318

Household Durables 0.4%
5,632	Black & Decker Corp.(b)	235,474
13,894	Centex Corp.	147,832
26,000	D.R. Horton, Inc.	183,820
13,108	Fortune Brands, Inc.	541,098
8,700	Harman International Industries, Inc.(b)	145,551
7,082	KB Home(b)	96,457
17,600	Leggett & Platt, Inc.	267,344
13,400	Lennar Corp. (Class A Stock)(b)	116,178
29,827	Newell Rubbermaid, Inc.	291,708
17,472	Pulte Homes, Inc.	190,969
4,742	Snap-On, Inc.	186,740
7,838	Stanley Works (The)	267,276
6,885	Whirlpool Corp.(b)	284,695

		2,955,142

Household Products 3.1%
12,332	Clorox Co.	685,166
50,730	Colgate-Palmolive Co.	3,477,034
40,716	Kimberly-Clark Corp.	2,147,362
287,223	Procter & Gamble Co.	17,756,126

		24,065,688

Independent Power Producers & Energy Traders 0.1%
75,200	AES Corp. (The)(a)(b)	619,648
12,329	Constellation Energy Group, Inc.	309,335
33,100	Dynegy, Inc. (Class A Stock)(a)	66,200

		995,183

Industrial Conglomerates 2.8%
66,898	3M Co.	3,849,311
1,006,372	General Electric Co.	16,303,226
25,634	Textron, Inc.	355,544
51,995	Tyco International Ltd.	1,123,092

		21,631,173

Insurance 2.6%
47,100	Aflac, Inc.(b)	2,159,064
50,608	Allstate Corp. (The)	1,657,918
267,638	American International Group, Inc.	420,192
25,389	Aon Corp.	1,159,770
9,800	Assurant, Inc.	294,000
34,168	Chubb Corp.	1,742,568
15,507	Cincinnati Financial Corp.	450,788
43,400	Genworth Financial, Inc. (Class A Stock)	122,822
31,153	Hartford Financial Services Group, Inc.	511,532
26,751	Lincoln National Corp.	503,989
34,917	Loews Corp.	986,405
49,540	Marsh & McLennan Cos., Inc.	1,202,336
10,000	MBIA, Inc.(b)	40,700
74,100	MetLife, Inc.	2,583,125
25,300	Principal Financial Group, Inc.	571,021
65,616	Progressive Corp. (The)	971,773
39,800	Prudential Financial, Inc.(d)	1,204,348
8,215	Torchmark Corp.	367,211
56,611	Travelers Cos., Inc. (The)	2,558,817
33,326	Unum Group	619,864
33,200	XL Capital Ltd. (Class A Stock)	122,840

		20,251,083

Internet & Catalog Retail 0.2%
29,300	Amazon.com, Inc.(a)(b)	1,502,504
22,000	Expedia, Inc.(a)	181,280

		1,683,784

Internet Software & Services 1.4%
13,800	Akamai Technologies, Inc.(a)	208,242
109,400	eBay, Inc.(a)	1,527,224
23,100	Google, Inc. (Class A Stock)(a)	7,106,715
19,200	VeriSign, Inc.(a)	366,336
114,600	Yahoo!, Inc.(a)	1,398,120

		10,606,637

IT Services 0.9%
9,200	Affiliated Computer Services, Inc. (Class A Stock)(a)	422,740
49,278	Automatic Data Processing, Inc.	1,938,596
24,800	Cognizant Technology Solutions Corp. (Class A Stock)(a)	447,888
15,251	Computer Sciences Corp.(a)	535,920
12,900	Convergys Corp.(a)	82,689
17,700	Fidelity National Information Services, Inc.	287,979
16,400	Fiserv, Inc.(a)	596,468
6,200	Mastercard, Inc. (Class A Stock)	886,166
30,825	Paychex, Inc.	810,081
15,371	Total System Services, Inc.	215,194
72,652	Western Union Co. (The)	1,041,830

		7,265,551

Leisure Equipment & Products 0.1%
26,365	Eastman Kodak Co.(b)	173,482
11,454	Hasbro, Inc.	334,113
37,213	Mattel, Inc.	595,408

		1,103,003

Life Sciences, Tools & Services 0.3%
12,652	Life Technologies Corp.(a)	294,918
3,561	Millipore Corp.(a)	183,463
13,070	PerkinElmer, Inc.	181,804
39,302	Thermo Fisher Scientific, Inc.(a)	1,339,019
9,100	Waters Corp.(a)	333,515

		2,332,719

Machinery 1.6%
54,756	Caterpillar, Inc.(b)	2,445,950
19,016	Cummins, Inc.	508,298
21,700	Danaher Corp.	1,228,437
40,180	Deere & Co.	1,539,698
19,162	Dover Corp.	630,813
15,754	Eaton Corp.	783,131
4,500	Flowserve Corp.	231,750
36,736	Illinois Tool Works, Inc.	1,287,597
31,531	Ingersoll-Rand Co. Ltd. (Class A Stock)	547,063
17,272	ITT Corp.	794,339
10,700	Manitowoc Co., Inc. (The)	92,662
35,364	PACCAR, Inc.(b)	1,011,410
10,704	Pall Corp.	304,315
16,238	Parker Hannifin Corp.	690,765

		12,096,228

Media 2.5%
72,176	CBS Corp. (Class B Stock)	591,121
275,685	Comcast Corp. (Class A Stock)	4,653,562
54,700	DIRECTV Group, Inc. (The)(a)(b)	1,253,177
29,989	Gannett Co., Inc.(b)	239,912
31,812	Interpublic Group of Cos., Inc.(a)(b)	125,976
30,700	McGraw-Hill Cos., Inc. (The)	711,933
3,096	Meredith Corp.(b)	53,004
11,490	New York Times Co. (The) (Class A Stock)	84,222
224,000	News Corp. (Class A Stock)	2,036,160
31,534	Omnicom Group, Inc.	848,895
9,300	Scripps Networks Interactive, Inc. (Class A Stock)	204,600
346,424	Time Warner, Inc.	3,485,025
57,776	Viacom, Inc. (Class B Stock)(a)	1,101,211
179,113	Walt Disney Co. (The)	4,064,074
400	Washington Post Co. (The) (Class B Stock)	156,100

		19,608,972

Metals & Mining 0.8%
16,100	AK Steel Holding Corp.	150,052
78,644	Alcoa, Inc.(b)	885,531
9,818	Allegheny Technologies, Inc.	250,654
37,746	Freeport-McMoRan Copper & Gold, Inc.	922,512
45,697	Newmont Mining Corp.	1,859,868
30,912	Nucor Corp.	1,428,134
2,000	Titanium Metals Corp.(b)	17,620
11,809	United States Steel Corp.(b)	439,295

		5,953,666

Multiline Retail 0.6%
8,124	Big Lots, Inc.(a)(b)	117,717
12,700	Family Dollar Stores, Inc.	331,089
19,284	J.C. Penney Co., Inc.	379,895
23,500	Kohl’s Corp.(a)	850,700
40,282	Macy’s, Inc.(b)	416,919
17,000	Nordstrom, Inc.(b)	226,270
3,607	Sears Holdings Corp.(a)(b)	140,204
72,382	Target Corp.(b)	2,499,350

		4,962,144

Multi-Utilities 1.4%
21,669	Ameren Corp.	720,711
29,779	CenterPoint Energy, Inc.	375,811
22,100	CMS Energy Corp.(b)	223,431
26,651	Consolidated Edison, Inc.	1,037,523
55,504	Dominion Resources, Inc.	1,989,263
16,087	DTE Energy Co.	573,823
5,308	Integrys Energy Group, Inc.	228,138
27,000	NiSource, Inc.	296,190
34,752	PG&E Corp.	1,345,250
51,994	Public Service Enterprise Group, Inc.	1,516,665
24,498	Sempra Energy	1,044,350
21,200	TECO Energy, Inc.	261,820
9,400	Wisconsin Energy Corp.	394,612
44,383	Xcel Energy, Inc.	823,305

		10,830,892

Office Electronics 0.1%
89,898	Xerox Corp.	716,487

Oil, Gas & Consumable Fuels 11.5%
44,036	Anadarko Petroleum Corp.	1,697,588
31,248	Apache Corp.	2,328,913
6,800	Cabot Oil & Gas Corp.	176,800
47,400	Chesapeake Energy Corp.	766,458
194,492	Chevron Corp.	14,386,573
142,557	ConocoPhillips	7,384,453
17,900	Consol Energy, Inc.	511,582
42,800	Devon Energy Corp.	2,812,388
67,304	El Paso Corp.(b)	526,990
22,600	EOG Resources, Inc.	1,504,708

486,814	Exxon Mobil Corp.	38,862,362
27,334	Hess Corp.	1,466,196
67,478	Marathon Oil Corp.	1,846,198
6,800	Massey Energy Co.	93,772
20,900	Murphy Oil Corp.	926,915
16,900	Noble Energy, Inc.	831,818
74,876	Occidental Petroleum Corp.	4,491,811
27,000	Peabody Energy Corp.	614,250
8,800	Pioneer Natural Resources Co.	142,384
13,000	Range Resources Corp.	447,070
33,300	Southwestern Energy Co.(a)	964,701
57,784	Spectra Energy Corp.	909,520
10,128	Sunoco, Inc.(b)	440,163
12,100	Tesoro Corp.	159,357
58,000	Valero Energy Corp.	1,255,120
55,892	Williams Cos., Inc.	809,316
50,716	XTO Energy, Inc.	1,788,753

		88,146,159

Paper & Forest Products 0.2%
43,084	International Paper Co.	508,391
15,235	MeadWestvaco Corp.	170,480
17,500	Weyerhaeuser Co.	535,675

		1,214,546

Personal Products 0.2%
41,544	Avon Products, Inc.	998,302
10,400	Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	321,984

		1,320,286

Pharmaceuticals 7.9%
148,274	Abbott Laboratories	7,913,383
30,564	Allergan, Inc.	1,232,340
192,214	Bristol-Myers Squibb Co.	4,468,976
98,597	Eli Lilly & Co.	3,970,501
35,300	Forest Laboratories, Inc.(a)	899,091
266,569	Johnson & Johnson	15,948,823
37,933	King Pharmaceuticals, Inc.(a)	402,848
202,344	Merck & Co., Inc.	6,151,258
19,900	Mylan, Inc.(a)(b)	196,811
650,323	Pfizer, Inc.(b)	11,517,220
158,024	Schering-Plough Corp.	2,691,149
9,300	Watson Pharmaceuticals, Inc.(a)(b)	247,101
132,691	Wyeth	4,977,239

		60,616,740

Professional Services 0.1%
3,200	Dun & Bradstreet Corp. (The)	247,040
13,530	Equifax, Inc.	358,816
13,000	Monster Worldwide, Inc.(a)(b)	157,170
16,300	Robert Half International, Inc.	339,366

		1,102,392

Real Estate Investment Trust 0.9%
10,256	Apartment Investment & Management Co. (Class A Stock)	118,457
6,700	AvalonBay Communities, Inc.	405,886
11,800	Boston Properties, Inc.(b)	649,000
11,300	Developers Diversified Realty Corp.(b)	55,144
25,100	Equity Residential	748,482
19,300	HCP, Inc.	535,961
52,500	Host Hotels & Resorts, Inc.(b)	397,425
23,000	Kimco Realty Corp.(b)	420,440
15,800	Plum Creek Timber Co., Inc.(b)	548,892
26,700	ProLogis(b)	370,863
11,900	Public Storage	946,050
22,200	Simon Property Group, Inc.	1,179,486
13,200	Vornado Realty Trust(b)	796,620

		7,172,706

Real Estate Management & Development
17,300	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	74,736

Road & Rail 1.0%
27,223	Burlington Northern Santa Fe Corp.	2,061,053
32,706	CSX Corp.	1,061,964
38,311	Norfolk Southern Corp.	1,802,533
7,721	Ryder System, Inc.	299,420
48,558	Union Pacific Corp.(b)	2,321,072

		7,546,042

Semiconductors & Semiconductor Equipment 2.1%
50,124	Advanced Micro Devices, Inc.(a)(b)	108,268
30,300	Altera Corp.(b)	506,313
32,900	Analog Devices, Inc.	625,758
113,388	Applied Materials, Inc.	1,148,620
45,100	Broadcom Corp. (Class A Stock)(a)	765,347
528,088	Intel Corp.(b)	7,741,770
9,120	KLA-Tencor Corp.	198,725
20,400	Linear Technology Corp.	451,248
73,844	LSI Corp.(a)	242,947
20,700	MEMC Electronic Materials, Inc.(a)	295,596
19,700	Microchip Technology, Inc.	384,741
54,716	Micron Technology, Inc.(a)(b)	144,450
19,352	National Semiconductor Corp.	194,875
9,400	Novellus Systems, Inc.(a)	115,996
36,900	NVIDIA Corp.(a)	297,783
12,100	Teradyne, Inc.(a)	51,062
126,852	Texas Instruments, Inc.	1,968,743
29,200	Xilinx, Inc.	520,344

		15,762,586

Software 3.5%
54,340	Adobe Systems, Inc.(a)	1,156,899
22,020	Autodesk, Inc.(a)	432,693
17,400	BMC Software, Inc.(a)	468,234
40,758	CA, Inc.	755,246

18,400	Citrix Systems, Inc.(a)	433,688
27,200	Compuware Corp.(a)	183,600
21,600	Electronic Arts, Inc.(a)	346,464
31,200	Intuit, Inc.(a)(b)	742,248
10,500	McAfee, Inc.(a)	362,985
737,712	Microsoft Corp.	14,341,120
29,602	Novell, Inc.(a)	115,152
363,040	Oracle Corp.(a)	6,436,699
5,900	Salesforce.com, Inc.(a)(b)	188,859
86,817	Symantec Corp.(a)(b)	1,173,766

		27,137,653

Specialty Retail 1.7%
9,400	Abercrombie & Fitch Co. (Class A Stock)	216,858
12,023	AutoNation, Inc.(a)(b)	118,787
4,000	AutoZone, Inc.(a)	557,880
24,400	Bed Bath & Beyond, Inc.(a)(b)	620,248
27,200	Best Buy Co., Inc.	764,592
16,100	GameStop Corp. (Class A Stock)(a)(b)	348,726
48,113	Gap, Inc. (The)	644,233
162,984	Home Depot, Inc.	3,751,892
30,822	Limited Brands, Inc.	309,453
141,096	Lowe’s Cos., Inc.	3,036,386
32,600	Office Depot, Inc.(a)	97,148
9,854	RadioShack Corp.	117,657
10,016	Sherwin-Williams Co. (The)(b)	598,456
58,725	Staples, Inc.	1,052,352
6,200	Tiffany & Co.	146,506
41,332	TJX Cos., Inc.(b)	850,199

		13,231,373

Textiles, Apparel & Luxury Goods 0.4%
39,000	Coach, Inc.(a)	810,030
9,500	Jones Apparel Group, Inc.	55,670
33,176	NIKE, Inc. (Class B Stock)(b)	1,691,976
6,000	Polo Ralph Lauren Corp.	272,460
8,234	V.F. Corp.	450,976

		3,281,112

Thrifts & Mortgage Finance 0.2%
50,400	Hudson City Bancorp, Inc.	804,384
27,700	People’s United Financial, Inc.	493,891
50,475	Sovereign Bancorp, Inc.	150,416

		1,448,691

Tobacco 1.9%
208,479	Altria Group, Inc.	3,139,694
16,760	Lorillard, Inc.	944,426
192,779	Philip Morris International, Inc.	8,387,814
19,400	Reynolds American, Inc.	782,014
13,599	UST, Inc.	943,499

		14,197,447

Trading Companies & Distributors 0.1%
10,800	Fastenal Co.(b)	376,380
5,874	W.W. Grainger, Inc.	463,106

		839,486

Wireless Telecommunication Services 0.2%
30,300	American Tower Corp. (Class A Stock)(a)	888,396
273,574	Sprint Nextel Corp.	500,640

		1,389,036

	Total long-term investments (cost $594,337,403)	752,750,614

SHORT-TERM INVESTMENTS 11.4%
Affiliated Money Market Mutual Fund 11.1%

85,196,472	Dryden Core Investment Fund-Taxable Money Market Series (cost $85,196,472; includes $79,503,476 of cash collateral received for securities on loan)(c)(d)(e)	85,196,472

Principal Amount (000)
U.S. Government Securities 0.3%
$2,500	United States Treasury Bill, 0.07%, 06/11/09(f)(g) (cost $2,499,217)	2,498,532

	Total short-term investments (cost $87,695,689)	87,695,004

	Total Investments 109.3% (cost $682,033,092)(h)	840,445,618

	Liabilities in excess of other assets(i) (9.3%)	(71,167,661)

	Net Assets 100.0%	$769,277,957

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $77,039,953; cash collateral of $79,503,476 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Percentage quoted represents yield-to-maturity as of purchase date.
(g)	Security segregated as collateral for futures contracts.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2008 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$693,441,786	$272,223,813	$(125,219,981)	$147,003,832

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(i)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at December 31, 2008:

Number of Contracts	Type	Expiration Date	Value at December 31, 2008	Value at Trade Date	Unrealized Appreciation
	Long Position:
60	S&P 500 Index Futures	Mar. 09	$13,501,500	$13,259,380	$242,120

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$837,947,086	$242,120
Level 2 - Other Significant Observable Inputs	2,498,532	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$840,445,618	$242,120

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and December 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.